Securities	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Securities
NOTE 2 - SECURITIES
The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2021
U.S. Treasury securities and obligations of U.S. government agencies	$48,390	$30	$(530)	$47,890
Obligations of states and political subdivisions	281,247	17,696	(107)	298,836
Mortgage-back securities in government sponsored entities	211,660	2,938	(1,450)	213,148

Total debt securities	$541,297	$20,664	$(2,087)	$559,874

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2020
U.S. Treasury securities and obligations of U.S. government agencies	$21,479	$220	$(6)	$21,693
Obligations of states and political subdivisions	208,013	21,000	(1)	229,012
Mortgage-back securities in government sponsored entities	106,824	5,963	(28)	112,759

Total debt securities	$336,316	$27,183	$(35)	$363,464

The amortized cost and fair value of securities at year end 2021 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$3,786	$3,789
Due from one to five years	32,034	32,121
Due from five to ten years	61,675	63,083
Due after ten years	232,142	247,733
Mortgage-backed securities in government sponsored entities	211,660	213,148

Total securities available for sale	$541,297	$559,874

Securities with a carrying value of $168,435

and $159,527 were pledged as of December 31, 2021 and 2020, respectively, to secure public deposits, other deposits and liabilities as required or permitted by law.
Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2021	2020	2019
Sale proceeds	$1,810	$1,455	$17,570
Gross realized gains	1,785	94	47
Gross realized losses	—	—	43
Gains from securities called or settled by the issuer	1	—	28
Debt securities with unrealized losses at year end 2021 and 2020 not recognized in income were as follows:

2021	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$41,432	$(473)	$2,014	$(57)	$43,446	$(530)
Obligations of states and political subdivisions	25,797	(107)	—	—	25,797	(107)
Mortgage-backed securities in gov’t sponsored entities	141,327	(1,343)	3,123	(107)	144,450	(1,450)

Total temporarily impaired	$208,556	$(1,923)	$5,137	$(164)	$213,693	$(2,087)

2020	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,501	$(5)	$126	$(1)	$6,627	$(6)
Obligations of states and political subdivisions	1,874	(1)	—	—	1,874	(1)
Mortgage-backed securities in gov’t sponsored entities	5,755	(28)	—	—	5,755	(28)

Total temporarily impaired	$14,130	$(34)	$126	$(1)	$14,256	$(35)

The Company periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive loss on the Consolidated Balance Sheet.
The Company has assessed each available for sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;

•	The severity of impairment;

•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

•	If the Company intends to sell the investment;

•	If it’s more-likely-than-not the Company will be required to sell the investment before recovering its amortized cost basis; and

•	If the Company does not expect to recover the investment’s entire amortized cost basis (even if the Company does not intend to sell the investment).
The Company’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;

•
Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time each investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and

•	Documentation of these analyses, as required by policy.
At December 31, 2021, the Company owned 50 securities that were considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Company also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Company does not intend to sell until recovery and does not believe selling will be required before recovery.
The following table presents the net gains and losses on equity investments recognized in earnings at year-end 2021 and 2020, and the portion of unrealized gains and losses for the period that relates to equity investments held at year-end 2021 and 2020:

	2021	2020
Net gains (losses) recognized on equity securities during the year	$186	$(57)
Less: Net gains realized on the sale of equity securities during the period	—	6

Unrealized gains (losses) recognized in equity securities held at December 31	$186	$(51)